TAXES ON INCOME	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 9   TAXES ON INCOME
a. Tax rates
Each of the Company’s subsidiaries is taxed under the applicable law, in accordance with the country of its residence. The enacted statutory tax rates applicable to the significant subsidiaries of the Company’s subsidiaries are as follows:
Cypriot subsidiary — prior to the Company’s reorganization of its internal corporate structure, which took place in July 2014, income is taxed at the corporate tax rate. The Corporate tax rate in Cyprus was 12.5% in 2014. Interest income is taxed at the Defence tax rate. The Defence tax rate in Cyprus was 30% (effective from May 1, 2013). After the Company’s reorganization, the Cypriot subsidiary is taxed under the Israeli law.
The Israeli subsidiary is taxed under the Israeli law. Income not eligible for benefits under the Investment Law mentioned below is taxed at the corporate tax rate. Corporate tax rates in Israel were as follows: 2012 — 25%, 2013 — 25%, 2014 — 26.5%.
The amount of tax-exempt profits earned by the Company from Benefited Enterprises through December 31, 2014 is approximately $7 million. Deferred taxes have not been provided for such tax-exempt income, as those earnings can be recovered tax-free and the Company expects to ultimately use that means of recovery.

Deferred taxes in respect of foreign subsidiaries have not been provided for as it is the Company’s intention to permanently reinvest the foreign subsidiaries’ earnings. An assessment of the tax that would have been payable had the Company’s foreign subsidiaries distributed their income to the Company is not practicable because of the multiple tax rates and different tax regimes through the years.
Israel Tax benefits under the Law for Encouragement of Capital Investments, 1959 (the “Law”)
Benefited Enterprise
Commencing 2005, the Israeli subsidiary has been granted with a “Benefited Enterprise” status, which provides certain benefits for a period of ten years, including tax exemptions for undistributed income and reduced tax rates.
The proportion of the Israeli subsidiary’s taxable income entitled to tax exemption is calculated on the basis of the ratio between the turnover attributed to the “Benefited Enterprise” and the whole turnover of the Israeli subsidiary. The turnover attributed to the “Benefited Enterprise” is calculated, by taking the increase resulting from the comparison of the Israeli subsidiary’s turnover with its “base” turnover, which is the average turnover attributed to the last three years before the activation of the “Benefited Enterprise”, or by applying such other basis as is stipulated in the instrument of approval. The Israeli subsidiary elected 2005 as its “Implementation Year” as stipulated in the Law, and notified the Israeli Tax Authorities that it elects 2007, 2009 and 2012 as its “Expansion Years”, as stipulated in the Law. In the event of distribution of a cash dividend from income which was tax exempt as set forth above, the Israeli subsidiary would have to pay the 25% tax in respect of the amount distributed.
The entitlement to the above benefits is conditional upon the Israeli subsidiary’s fulfilling certain conditions. In the event of failure to comply with these conditions, the entitlement for benefits might be cancelled and the Israeli subsidiary might be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the Israeli CPI and interest. As part of the requirements necessary to be granted with this status, the Israeli subsidiary was recognized during 2006, by the Chief Scientist Office as a “Research and Development company”. The Company’s management believes that all conditions are fulfilled and therefore these financial statements were prepared under the assumption that the Israeli subsidiary is entitled to those benefits.
Preferred Company
In May 2014, as part of the Company’s reorganization of its internal corporate structure, the Israeli subsidiary made an election under the Investment Law to change its tax status from a “Benefited Enterprise” to a “Preferred Company” to be effective as of January 1, 2014. This election was not subject to an approval by Israeli Tax Authority. The change in the tax status did not have a material effect on the Company’s deferred taxes.
The Investment Law provides certain benefits for income generated by a “Preferred Company” through its “Preferred Enterprise” (as such terms are defined in the Investment Law). The definition of a Preferred Company includes a company incorporated in Israel that is (i) not wholly owned by a governmental entity; (ii) owns a Preferred Enterprise and (iii) that is controlled and managed from Israel, and subject to certain other conditions set in the law. From 2014 and thereafter a Preferred Company is entitled to a reduced corporate tax rate of 16% with respect to its income derived by its Preferred Enterprise, unless the Preferred Enterprise is located in a specified development zone, in which case the rate will be 9%. The Company’s Israeli subsidiary location is entitled to the reduced tax rate of 9%.
During July 2014, the Company finalized the reorganization of its internal corporate structure. The Company took the necessary steps, including shareholder approval, so that since July 2014, the Company is a resident of Israel (and not The Netherlands) for tax purposes.
In addition, as part of the reorganization, the Company’s Cypriot subsidiary, which owned all of the Company intellectual property, has transferred all of its intellectual property to the Israeli subsidiary in July 2014.
On July 20, 2014, the Company obtained a tax ruling from the Israel Tax Authorities providing that, among other matters, the reorganization did not trigger any tax in Israel and did not violate any of the Israeli tax covenants to which the Israeli subsidiary and its shareholder are bound pursuant to a 2001 tax ruling.
b. Tax assessments
The Israeli subsidiary has final tax assessments through 2010. Mobileye N.V. has final tax assessments through 2012, and the Cypriot subsidiary has final tax assessments through 2008. All other Company’s subsidiaries have not been assessed since incorporation.
c. Carryforward tax losses
During the year ended December 31, 2013, the Company released its valuation allowance on deferred tax assets of the Cypriot subsidiary, as it was no longer in a three-year cumulative loss position and management believed that it is more likely than not that the deferred tax asset will be realized within the foreseeable future. During the year ended December 31, 2014, the Company fully utilized all of the carryforward tax losses of  $23,779 related to the Cypriot subsidiary.

d. Profit (loss) before taxes on income included in the statements of operations
Profit (loss) before taxes on income is comprised as follows:
	Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Domestic* (Netherlands)	(222)	(109)	50
Domestic* (Israel)	(5,492)	—	—
Foreign*	(12,105)	17,755	231
	(17,819)	17,646	281

*
As mentioned above, since July 2014, the Company is a resident of Israel and not The Netherlands for tax purposes. Therefore, prior to July 2014 “domestic” represented taxing under Dutch tax authorities and as of July 2014 “domestic” represents taxing under the Israeli tax authorities. Thus, in the periods prior to July 2014 taxing under the Israeli tax authorities is included in the table above as foreign profit (loss) before taxes on income.

e. Benefit (taxes) on income included in the statement of operations
Benefit (taxes) on income for the years ended December 31, 2014, 2013 and 2012 was composed of the following:
	Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Current taxes:
Domestic* (Netherlands)	—	—	—
Domestic* (Israel)	(4,452)	—	—
Foreign*	(5,589)	(713)	(327)
	(10,041)	(713)	(327)
Deferred taxes:
Domestic* (Netherlands)	—	—	—
Domestic* (Israel)	611	—	—
Foreign*	(2,835)	2,987	(7)
	(2,224)	2,987	(7)
	(12,265)	2,274	(334)

* See comment at section 9(d) above.

f. Taxes on income reconciliation
A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income as reported in the statements of operations:
	Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Income (loss) before taxes on income as reported in the statements of operations	(17,819)	17,646	281
Statutory tax rate in the Netherlands for years ended December 31, 2013 and 2012 and weighted average income tax rate for the year ended December 31, 2014*	26.4%	25%	20%
Theoretical tax benefit (taxes on income)	4,704	(4,412)	(56)
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(3,605)	1,292	(212)
Usage of carry forward tax losses in the Cypriot subsidiary	—	3,276	—
Reversal of valuation allowance in the Cypriot subsidiary	—	2,574	—
Non-deductible expenses and other permanent differences	(7,973)	(34)	(25)
Increase in uncertain tax position, net	(5,151)	(500)	(7)
Other	(240)	78	(34)
Tax benefit (taxes) on income as reported in the statements of operations	(12,265)	2,274	(334)

*
The theoretical tax benefit (taxes on income) for the year ended December 31, 2014 computed on pre-tax income or loss at the weighted average tax rate has been calculated as the sum of the pre-tax income in the Netherlands and Israel multiplied by that jurisdiction’s applicable statutory tax rate. The statutory tax rates by jurisdiction were 26.5% for Israel and 25% for the Netherlands.

g. Uncertain tax positions
The following is a roll-forward of the Company’s unrecognized tax positions for the years ended December 31, 2014, 2013 and 2012:
U.S. dollars in thousands
Balance at January 1, 2012	895
Increase in unrecognized tax positions as a result of tax positions taken during the current year	186
Decrease in unrecognized tax positions as a result of statute of limitation expirations	(179)
Balance at December 31, 2012	902
Increase in unrecognized tax positions as a result of tax positions taken during the current year	798
Decrease in unrecognized tax positions as a result of statute of limitation expirations	(298)
Balance at December 31, 2013	1,402
Increase in unrecognized tax positions as a result of tax positions taken during the current year	5,355
Decrease in unrecognized tax positions as a result of statute of limitation expirations	(201)
Balance at December 31, 2014	6,556

Uncertain tax positions included accrued potential penalties and interest of  $73 thousand, $19 thousand and $20 thousand at December 31, 2014, 2013 and 2012, respectively.
All of the above unrecognized tax benefits would affect the effective tax rate if recognized. There are no material anticipated changes in the uncertain tax positions in the next twelve months.
h. Deferred income taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:
	December 31,
	2014	2013
	U.S. dollars in thousands
Deferred tax assets
Net operating losses carryforward	100	2,972
Stock-based compensation	390	—
Provisions for employee benefits	115	53
Deferred tax assets – short-term – other current assets	605	3,025
Liability in respect of employee rights upon retirement, net	116	70
Stock-based compensation	136	—
Deferred tax assets, before valuation allowance – Long-term	252	70
Less – valuation allowance	—	—
Deferred tax assets – Long-term	252	70

Realization of this deferred tax balance is conditional upon earning, in the coming years, taxable income. The amount of the deferred tax asset, however, could be reduced in the near term if estimates of future taxable income are reduced.